FAIR VALUE MEASUREMENT - Disclosure of fair value measurement of assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	$ (638,291)	$ (476,601)
Liabilities	803,034	799,980
Derivative financial instrument
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	(1,374)
Level 1 | Derivative financial instrument
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	(903)
Level 2 | Derivative financial instrument
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0
Level 3 | Derivative financial instrument
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	(471)
Derivative financial instrument
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	1,216	76,906
Derivative financial instrument | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0	0
Derivative financial instrument | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0	0
Derivative financial instrument | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	1,216	76,906
Warrants (Note 21):
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	1,481	21,975
Warrants (Note 21): | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	1,481	0
Warrants (Note 21): | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0	0
Warrants (Note 21): | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0	21,975
Financial Instruments designated at fair value through P&L (CLN 2022)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	47,096
Financial Instruments designated at fair value through P&L (CLN 2022) | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0
Financial Instruments designated at fair value through P&L (CLN 2022) | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0
Financial Instruments designated at fair value through P&L (CLN 2022) | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	47,096
Interest-bearing loans
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0
Interest-bearing loans | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0
Interest-bearing loans | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0
Interest-bearing loans | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	$ 0
Interest-bearing loans (CLN 2020)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		97,316
Interest-bearing loans (CLN 2020) | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		0
Interest-bearing loans (CLN 2020) | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		0
Interest-bearing loans (CLN 2020) | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		97,316
Interest-bearing loans
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		34,276
Interest-bearing loans | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		0
Interest-bearing loans | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		0
Interest-bearing loans | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		$ 34,276